Summary of Significant Accounting Policies - Warrants (Details) - shares	May 31, 2023	Dec. 31, 2022	Jul. 31, 2022	Jul. 06, 2022	Apr. 30, 2022	Mar. 31, 2022	Oct. 31, 2021	Feb. 28, 2021	Feb. 26, 2021	Feb. 29, 2020	Feb. 10, 2020
Warrants
Common stock that can be purchased with warrants (in shares)					4,243
Common stock that can be purchased with warrants (in shares)						24,856	6,660
As Previously Reported
Warrants
Common stock that can be purchased with warrants (in shares)					212,188
Common stock that can be purchased with warrants (in shares)						1,242,813	333,333
Public offering
Warrants
Common stock that can be purchased with warrants (in shares)	3,792,572		1,093,333
Common stock that can be purchased with warrants (in shares)							6,660
Public offering | As Previously Reported
Warrants
Common stock that can be purchased with warrants (in shares)			54,666,665
Common stock that can be purchased with warrants (in shares)			38,296,664	7,518,334			333,333
Common stock warrants | Public offering
Warrants
Common stock that can be purchased with warrants (in shares)			533,333
Warrants
Warrants
Common stock that can be purchased with warrants (in shares)						225
Warrants | Public offering | As Previously Reported
Warrants
Common stock that can be purchased with warrants (in shares)			15,036,668
Perceptive Credit Agreement | Warrants
Warrants
Common stock that can be purchased with warrants (in shares)	225		225				225
Perceptive Credit Agreement | Warrants | As Previously Reported
Warrants
Common stock that can be purchased with warrants (in shares)			11,250			11,250	11,250
Perceptive Credit Agreement | Perceptive Warrants
Warrants
Common stock that can be purchased with warrants (in shares)								225		700
Common stock that can be purchased with warrants (in shares)									225		700
Perceptive Credit Agreement | Perceptive Warrants | As Previously Reported
Warrants
Common stock that can be purchased with warrants (in shares)										35,000
Common stock that can be purchased with warrants (in shares)		35,000					35,000	11,250